Canadian Development Properties - Key Valuation Assumptions (Details)	Jun. 23, 2020	Dec. 31, 2021 shares	Dec. 31, 2021 $ / ft²	Dec. 31, 2021 $ / ft²
The James
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Proportion of ownership interest acquired	50.00%
The Shops of Summerhill
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Proportion of ownership interest acquired	75.00%
Land value per square foot | Canadian development properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			260	330
Discount rate | Canadian development properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0475
Capitalization rate | Canadian development properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0425